Stock-based Compensation - Summary of Stock-based Compensation (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative stock-based compensation	$ 15,171	$ 636	$ 883	$ 788
Cost of Revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative stock-based compensation	181	3	5	14
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative stock-based compensation	3,326	266	227	234
Sales and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative stock-based compensation	2,828	119	189	176
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative stock-based compensation	$ 8,836	$ 248	$ 462	$ 364